FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of financial risk management [Line Items]
Trade payables	¥ 6,750	¥ 22,577
Amounts owed to related parties	36,348	36,217
Lease liabilities	64,947
Interest-bearing bank borrowings	0
Total	108,045	58,794
Not later than one month [member]
Disclosure Of financial risk management [Line Items]
Trade payables	6,750	22,577
Amounts owed to related parties	36,348	36,217
Lease liabilities	15,478
Interest-bearing bank borrowings	0
Total	58,576	58,794
More than 1 year but less than 3 years [member]
Disclosure Of financial risk management [Line Items]
Trade payables	0
Amounts owed to related parties	0
Lease liabilities	49,469
Interest-bearing bank borrowings	0
Total	49,469
Total contractual undiscounted cash flow [member]
Disclosure Of financial risk management [Line Items]
Trade payables	6,750	22,577
Amounts owed to related parties	36,348	36,217
Lease liabilities	64,947
Interest-bearing bank borrowings	0
Total	¥ 108,045	¥ 58,794